Property, Plant and Equipment - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Property, Plant and Equipment
Acquired assets with a cost	€ 5,700	€ 2,519
Net book value of assets disposed	0	74
Net gain (loss) on disposal	€ 8	€ 74